Shareholder Report, Holdings (Details) - C000121227	Sep. 30, 2025
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy05722G100
Holdings [Line Items]
Percent of Total Investments	96.40%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.60%
Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%